Portfolio of Investments
Touchstone Balanced Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 63.2%
	Information Technology — 17.3%
19,164	Apple, Inc.	$ 2,711,706
4,367	International Business Machines Corp.	606,707
13,113	Microsoft Corp.	3,696,817
11,246	Oracle Corp.	979,864
5,394	salesforce.com, Inc.*	1,462,961
8,036	SS&C Technologies Holdings, Inc.	557,698
5,122	Texas Instruments, Inc.	984,500
3,280	Visa, Inc. - Class A	730,620
2,959	Workday, Inc. - Class A*	739,424
		12,470,297
	Communication Services — 12.4%
1,114	Alphabet, Inc. - Class C*	2,969,155
9,870	AT&T, Inc.	266,589
17,583	Comcast Corp. - Class A	983,417
8,455	Facebook, Inc. - Class A*	2,869,542
11,397	Fox Corp. - Class A	457,134
1,432	Netflix, Inc.*	874,007
3,151	Walt Disney Co. (The)*	533,055
		8,952,899
	Financials — 7.6%
30,076	Bank of America Corp.	1,276,726
5,663	Berkshire Hathaway, Inc. - Class B*	1,545,659
4,398	Goldman Sachs Group, Inc. (The)	1,662,576
3,776	Signature Bank	1,028,130
		5,513,091
	Health Care — 7.4%
4,895	AmerisourceBergen Corp.	584,708
5,890	BioMarin Pharmaceutical, Inc.*	455,238
13,828	Bristol-Myers Squibb Co.	818,203
3,770	HCA Healthcare, Inc.	915,054
8,130	Johnson & Johnson	1,312,995
3,162	UnitedHealth Group, Inc.	1,235,520
		5,321,718
	Consumer Discretionary — 6.7%
3,142	Alibaba Group Holding Ltd. (China) ADR*	465,173
720	Amazon.com, Inc.*	2,365,229
7,922	Hilton Worldwide Holdings, Inc.*	1,046,575
3,294	Starbucks Corp.	363,361
19,213	Trip.com Group Ltd. (China) ADR*	590,800
		4,831,138
	Industrials — 5.6%
2,047	Deere & Co.	685,888
1,118	FedEx Corp.	245,166
5,052	Hubbell, Inc.	912,745
2,330	Parker-Hannifin Corp.	651,515
14,999	Raytheon Technologies Corp.	1,289,314
4,436	Southwest Airlines Co.*	228,143
		4,012,771
	Consumer Staples — 2.3%
9,646	Monster Beverage Corp.*	856,854
8,556	Philip Morris International, Inc.	811,023
		1,667,877
	Real Estate — 1.7%
4,920	Jones Lang LaSalle, Inc.*	1,220,603
	Energy — 1.3%
10,485	Exxon Mobil Corp.	616,728
11,589	Schlumberger NV	343,498
		960,226
Shares		Market Value

	Materials — 0.9%
9,297	DuPont de Nemours, Inc.	$ 632,103
	Total Common Stocks	$45,582,723
Principal Amount
	U.S. Treasury Obligations — 17.4%
$ 880,000	U.S. Treasury Bond, 1.750%, 8/15/41	839,163
340,000	U.S. Treasury Bond, 1.875%, 2/15/41	331,819
1,990,000	U.S. Treasury Note, 0.125%, 4/30/23	1,987,279
2,375,000	U.S. Treasury Note, 0.250%, 10/31/25	2,319,800
3,245,000	U.S. Treasury Note, 0.375%, 3/31/22	3,250,070
1,750,000	U.S. Treasury Note, 0.750%, 5/31/26	1,734,619
390,000	U.S. Treasury Note, 1.125%, 2/28/22	391,706
1,676,000	U.S. Treasury Note, 1.625%, 5/15/31	1,693,546
	Total U.S. Treasury Obligations	$12,548,002
	Corporate Bonds — 15.2%
	Financials — 4.0%
130,000	Allstate Corp. (The), 1.450%, 12/15/30	124,040
60,000	American Financial Group, Inc., 5.250%, 4/2/30	72,778
112,000	Ares Capital Corp., 3.250%, 7/15/25	117,752
81,000	Bank of America Corp., 2.687%, 4/22/32	82,605
82,000	Bank of America Corp., 3.705%, 4/24/28	90,071
119,000	Bank of America Corp., MTN, 4.000%, 1/22/25	129,293
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	102,935
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	85,708
142,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	142,191
128,000	Citigroup, Inc., 0.981%, 5/1/25	128,397
77,000	Citigroup, Inc., 3.200%, 10/21/26	82,983
45,000	Citigroup, Inc., 4.750%, 5/18/46	56,525
138,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.695%, 2/15/27(A)	134,567
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	123,247
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	60,510
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	130,142
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	132,945
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	108,839
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	217,570
109,000	Morgan Stanley, 3.950%, 4/23/27	121,196
77,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	87,658
122,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.646%, 1/15/27(A)	121,985
132,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.690%, 6/1/28(A)	127,989
120,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	120,223
197,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.790%, 5/15/27(A)	192,881
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	23,384
		2,918,414
	Energy — 1.6%
200,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	210,475
78,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	89,225
65,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	86,300
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	88,048
124,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	140,231
18,000	Diamondback Energy, Inc., 2.875%, 12/1/24	18,897
94,000	Diamondback Energy, Inc., 3.125%, 3/24/31	97,498
115,000	Enable Midstream Partners LP, 4.150%, 9/15/29	124,536
93,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	133,075

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 15.2% (Continued)
	Energy — (Continued)
$ 17,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	$ 19,214
84,000	Phillips 66 Partners LP, 3.150%, 12/15/29	87,708
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	22,982
		1,118,189
	Industrials — 1.5%
98,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	99,958
29,000	Boeing Co. (The), 5.040%, 5/1/27	33,344
31,000	Boeing Co. (The), 5.805%, 5/1/50	41,175
81,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	113,323
118,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	117,432
94,000	FedEx Corp., 5.100%, 1/15/44	119,053
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	102,947
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	102,923
103,000	Roper Technologies, Inc., 2.950%, 9/15/29	109,150
120,000	Waste Management, Inc., 2.500%, 11/15/50	110,703
117,000	Xylem, Inc., 1.950%, 1/30/28	117,615
		1,067,623
	Health Care — 1.3%
84,000	AbbVie, Inc., 4.450%, 5/14/46	101,008
76,000	Becton Dickinson and Co., 4.685%, 12/15/44	94,499
67,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	89,848
86,000	CommonSpirit Health, 4.187%, 10/1/49	97,980
100,000	CommonSpirit Health, 4.200%, 8/1/23	106,104
73,000	CVS Health Corp., 5.125%, 7/20/45	93,888
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	110,694
45,000	Johnson & Johnson, 2.900%, 1/15/28	48,576
93,000	Mylan, Inc., 4.550%, 4/15/28	106,067
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	118,376
		967,040
	Consumer Staples — 1.3%
127,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	124,677
121,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	150,135
200,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	217,972
64,000	Kroger Co. (The), 5.000%, 4/15/42	81,032
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	110,968
55,000	PepsiCo, Inc., 1.625%, 5/1/30	53,825
132,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	145,616
65,000	Starbucks Corp., 3.350%, 3/12/50	67,353
		951,578
	Utilities — 1.2%
52,000	American Water Capital Corp., 6.593%, 10/15/37	76,075
102,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	118,808
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	86,983
72,000	Edison International, 4.125%, 3/15/28	76,705
27,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	30,233
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	114,029
89,000	PacifiCorp., 5.750%, 4/1/37	119,874
73,000	Virginia Electric & Power Co., 3.300%, 12/1/49	77,467
188,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.237%, 5/15/67(A)	177,011
		877,185
	Information Technology — 1.1%
67,000	Apple, Inc., 4.650%, 2/23/46	87,008
104,000	Fiserv, Inc., 3.500%, 7/1/29	113,257
108,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	119,290
Principal Amount		MarketValue

	Information Technology — (Continued)
$ 112,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	$ 111,847
49,000	Microsoft Corp., 3.500%, 2/12/35	56,337
90,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	104,037
46,000	Oracle Corp., 2.650%, 7/15/26	48,456
65,000	Visa, Inc., 4.150%, 12/14/35	78,217
96,000	VMware, Inc., 1.400%, 8/15/26	95,517
		813,966
	Communication Services — 1.1%
42,000	Alphabet, Inc., 1.900%, 8/15/40	37,623
76,000	AT&T, Inc., 3.850%, 6/1/60	78,368
54,000	AT&T, Inc., 4.500%, 5/15/35	63,126
75,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	101,778
74,000	Comcast Corp., 4.000%, 3/1/48	84,556
36,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	53,344
24,000	Netflix, Inc., 144a, 4.875%, 6/15/30	28,260
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	130,497
141,000	Verizon Communications, Inc., 2.987%, 10/30/56	130,923
76,000	ViacomCBS, Inc., 4.950%, 5/19/50†	94,935
		803,410
	Real Estate — 1.1%
68,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	76,921
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	109,892
84,000	Equinix, Inc. REIT, 2.900%, 11/18/26	89,040
98,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	98,237
122,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	133,575
55,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	58,968
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	82,848
37,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	41,683
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	71,311
		762,475
	Consumer Discretionary — 0.9%
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	67,340
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	84,142
94,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	97,666
113,000	Lowe's Cos, Inc., 4.500%, 4/15/30	132,334
142,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	134,925
95,000	Walmart, Inc., 2.850%, 7/8/24	100,679
		617,086
	Materials — 0.1%
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	100,392
	Total Corporate Bonds	$10,997,358
Shares
Exchange-Traded Fund — 1.7%
11,188	iShares JP Morgan USD Emerging Markets Bond ETF	1,231,351
Principal Amount
	U.S. Government Mortgage-Backed Obligations — 0.9%
$ 145,412	FHLMC, Pool #G05624, 4.500%, 9/1/39	163,071
98,048	FHLMC, Pool #Q29260, 4.000%, 10/1/44	108,386
60,268	FNMA, Pool #725423, 5.500%, 5/1/34	69,514
53,877	FNMA, Pool #725610, 5.500%, 7/1/34	62,323
11,329	FNMA, Pool #890310, 4.500%, 12/1/40	12,639
42,948	FNMA, Pool #AD9193, 5.000%, 9/1/40	48,831
198,826	FNMA, Pool #AL5718, 3.500%, 9/1/44	217,013
	Total U.S. Government Mortgage-Backed Obligations	$681,777

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
Sovereign Government Obligations — 0.2%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	$ 123,040
Shares
	Short-Term Investment Funds — 1.1%
685,366	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 685,366
97,812	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	97,812
	Total Short-Term Investment Funds	$783,178
	Total Investment Securities—99.7% (Cost $63,398,793)	$71,947,429
	Other Assets in Excess of Liabilities — 0.3%	227,743
	Net Assets — 100.0%	$72,175,172
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2021.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $93,986.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $1,510,243 or 2.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$45,582,723	$—	$—	$45,582,723
U.S. Treasury Obligations	—	12,548,002	—	12,548,002
Corporate Bonds	—	10,997,358	—	10,997,358
Exchange-Traded Fund	1,231,351	—	—	1,231,351
U.S. Government Mortgage-Backed Obligations	—	681,777	—	681,777
Sovereign Government Obligations	—	123,040	—	123,040
Short-Term Investment Funds	783,178	—	—	783,178
Total	$47,597,252	$24,350,177	$—	$71,947,429
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – September 30, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 34.6%
	Financials — 9.9%
$ 378,000	Allstate Corp. (The), 1.450%, 12/15/30	$ 360,670
572,579	American Financial Group, Inc., 5.250%, 4/2/30	694,521
283,000	Ares Capital Corp., 3.250%, 7/15/25	297,535
200,000	Bank of America Corp., 2.687%, 4/22/32	203,963
250,000	Bank of America Corp., 3.705%, 4/24/28	274,605
401,000	Bank of America Corp., MTN, 4.000%, 1/22/25	435,684
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	366,843
230,000	Bank of Nova Scotia (The) (Canada), (3M LIBOR +0.620%), 0.742%, 9/19/22(A)	231,325
374,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	372,149
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	215,494
204,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	229,196
464,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	464,623
323,000	Citigroup, Inc., 0.981%, 5/1/25	324,002
225,000	Citigroup, Inc., 3.200%, 10/21/26	242,483
141,000	Citigroup, Inc., 4.750%, 5/18/46	177,113
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	313,304
365,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.695%, 2/15/27(A)	355,919
175,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	209,614
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	355,597
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	200,232
205,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	225,703
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	360,473
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	265,890
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	365,700
343,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	373,133
311,000	Morgan Stanley, 3.950%, 4/23/27	345,799
273,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	310,787
527,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.646%, 1/15/27(A)	526,935
356,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.690%, 6/1/28(A)	345,182
304,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	304,565
551,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.790%, 5/15/27(A)	539,480
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	223,212
		10,511,731
	Industrials — 3.4%
250,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	254,996
79,000	Boeing Co. (The), 5.040%, 5/1/27	90,833
91,000	Boeing Co. (The), 5.805%, 5/1/50	120,869
272,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	380,541
384,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	382,153
340,000	FedEx Corp., 5.100%, 1/15/44	430,615
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	309,881
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	308,770
285,000	Roper Technologies, Inc., 2.950%, 9/15/29	302,016
361,000	Waste Management, Inc., 2.500%, 11/15/50	333,032
423,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	427,020
233,000	Xylem, Inc., 1.950%, 1/30/28	234,225
		3,574,951
	Energy — 3.1%
270,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	284,142
Principal Amount		Market Value

	Energy — (Continued)
$ 333,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	$ 380,923
227,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	301,386
207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	246,295
427,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	482,891
288,000	Diamondback Energy, Inc., 3.125%, 3/24/31	298,718
395,000	Enable Midstream Partners LP, 4.150%, 9/15/29	427,753
251,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	359,159
203,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	229,442
249,000	Phillips 66 Partners LP, 3.150%, 12/15/29	259,992
		3,270,701
	Communication Services — 2.9%
104,000	Alphabet, Inc., 1.900%, 8/15/40	93,162
266,000	AT&T, Inc., 3.850%, 6/1/60	274,288
238,000	AT&T, Inc., 4.500%, 5/15/35	278,220
355,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	371,051
209,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	283,622
243,000	Comcast Corp., 4.000%, 3/1/48	277,663
124,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	183,741
310,000	Netflix, Inc., 144a, 4.875%, 6/15/30	365,025
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	370,480
439,000	Verizon Communications, Inc., 2.987%, 10/30/56	407,624
190,000	ViacomCBS, Inc., 4.950%, 5/19/50†	237,338
		3,142,214
	Information Technology — 2.8%
344,000	Apple, Inc., 2.750%, 1/13/25	364,231
234,000	Apple, Inc., 4.650%, 2/23/46	303,879
290,000	Fiserv, Inc., 3.500%, 7/1/29	315,812
308,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	340,197
370,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	369,496
148,000	Microsoft Corp., 3.500%, 2/12/35	170,160
328,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	379,159
174,000	Oracle Corp., 2.650%, 7/15/26	183,290
220,000	Visa, Inc., 4.150%, 12/14/35	264,735
332,000	VMware, Inc., 1.400%, 8/15/26	330,329
		3,021,288
	Health Care — 2.7%
283,000	AbbVie, Inc., 4.450%, 5/14/46	340,300
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	257,130
221,000	Becton Dickinson and Co., 4.685%, 12/15/44	274,793
229,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	307,093
263,000	CommonSpirit Health, 4.187%, 10/1/49	299,637
190,000	CommonSpirit Health, 4.200%, 8/1/23	201,597
240,000	CVS Health Corp., 5.125%, 7/20/45	308,672
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	311,858
234,000	Mylan, Inc., 4.550%, 4/15/28	266,879
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	345,172
		2,913,131
	Utilities — 2.6%
222,000	American Water Capital Corp., 6.593%, 10/15/37	324,780
349,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	406,510
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	109,317
207,000	Edison International, 4.125%, 3/15/28	220,526
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	273,947

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 34.6% (Continued)
	Utilities — (Continued)
$ 85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	$ 91,150
68,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	76,142
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	336,657
127,000	PacifiCorp., 5.750%, 4/1/37	171,056
203,000	Virginia Electric & Power Co., 3.300%, 12/1/49	215,422
532,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.237%, 5/15/67(A)	500,905
		2,726,412
	Consumer Staples — 2.6%
380,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	373,048
439,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	544,703
434,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	473,000
213,000	Kroger Co. (The), 5.000%, 4/15/42	269,684
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	388,387
454,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	500,832
164,000	Starbucks Corp., 3.350%, 3/12/50	169,937
		2,719,591
	Real Estate — 2.3%
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	396,709
236,000	Equinix, Inc. REIT, 2.900%, 11/18/26	250,161
285,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	285,689
338,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	370,069
186,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	199,419
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	324,675
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	108,151
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	212,801
250,000	VEREIT Operating Partnership LP, 4.600%, 2/6/24	269,766
		2,417,440
	Consumer Discretionary — 1.9%
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	203,223
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	323,731
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	328,323
308,000	Lowe's Cos, Inc., 4.500%, 4/15/30	360,698
490,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	465,586
1,334	United Airlines 2014-2 Class B Pass Through Trust, Ser B, 4.625%, 9/3/22	1,361
333,000	Walmart, Inc., 2.850%, 7/8/24	352,908
		2,035,830
	Materials — 0.4%
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	107,278
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	364,072
		471,350
	Total Corporate Bonds	$36,804,639
	U.S. Treasury Obligations — 34.5%
4,545,000	U.S. Treasury Bond, 1.750%, 8/15/41	4,334,084
4,520,000	U.S. Treasury Bond, 1.875%, 2/15/41	4,411,237
5,825,000	U.S. Treasury Note, 0.125%, 4/30/23	5,817,036
2,380,000	U.S. Treasury Note, 0.250%, 10/31/25	2,324,684
5,580,000	U.S. Treasury Note, 0.375%, 3/31/22	5,588,719
6,340,000	U.S. Treasury Note, 0.750%, 5/31/26	6,284,277
4,300,000	U.S. Treasury Note, 1.125%, 2/28/22	4,318,812
3,613,000	U.S. Treasury Note, 1.625%, 5/15/31	3,650,824
	Total U.S. Treasury Obligations	$36,729,673
Principal Amount		Market Value
	Asset-Backed Securities — 7.2%
$ 265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.278%, 10/22/30(A)	$ 265,009
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.126%, 1/15/33(A)	400,242
237,197	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	240,354
275,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.484%, 10/21/31(A)	275,097
706,875	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	756,015
350,000	DRIVEN BRANDS FUNDING LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	350,000
389,676	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	394,685
297,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	303,832
268,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	284,367
241,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	260,734
700,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.734%, 10/21/30(A)	700,055
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 1.334%, 4/20/32(A)	275,122
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	299,839
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.676%, 10/15/32(A)	350,429
400,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.025%, 11/15/32(A)	400,084
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.244%, 7/15/38(A)	750,000
295,350	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	297,290
115,172	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	115,475
285,548	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.705%, 3/25/58(A)(B)	300,728
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.256%, 10/15/30(A)	380,014
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.404%, 7/20/32(A)	275,013
	Total Asset-Backed Securities	$7,674,384
	U.S. Government Mortgage-Backed Obligations — 6.6%
52,991	FHLMC, Pool #A95946, 4.000%, 1/1/41	58,615
40,816	FHLMC, Pool #A96485, 4.500%, 1/1/41	45,611
13,050	FHLMC, Pool #G03217, 5.500%, 9/1/37	14,807
6,924	FHLMC, Pool #G03781, 6.000%, 1/1/38	8,126
272,647	FHLMC, Pool #G05624, 4.500%, 9/1/39	305,759
324,108	FHLMC, Pool #Q29056, 4.000%, 10/1/44	355,538
160,690	FHLMC, Pool #Q29260, 4.000%, 10/1/44	177,633
3,582	FNMA, Pool #561741, 7.500%, 1/1/31	4,064
226,797	FNMA, Pool #725423, 5.500%, 5/1/34	261,591
199,545	FNMA, Pool #725610, 5.500%, 7/1/34	230,825
4,906	FNMA, Pool #889734, 5.500%, 6/1/37	5,719

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.6% (Continued)
$ 30,941	FNMA, Pool #AB1149, 5.000%, 6/1/40	$ 35,407
30,398	FNMA, Pool #AB1800, 4.000%, 11/1/40	33,658
52,454	FNMA, Pool #AD3795, 4.500%, 4/1/40	58,799
75,493	FNMA, Pool #AD9150, 5.000%, 8/1/40	85,878
143,161	FNMA, Pool #AD9193, 5.000%, 9/1/40	162,770
91,712	FNMA, Pool #AE0548, 4.500%, 11/1/40	101,913
74,650	FNMA, Pool #AE4429, 4.000%, 10/1/40	82,564
3,725	FNMA, Pool #AH2666, 4.000%, 1/1/26	3,951
6,206	FNMA, Pool #AH3493, 4.000%, 2/1/26	6,582
119,408	FNMA, Pool #AJ5457, 4.000%, 11/1/41	132,082
117,317	FNMA, Pool #AL0054, 4.500%, 2/1/41	131,062
246,307	FNMA, Pool #AL5718, 3.500%, 9/1/44	268,837
305,090	FNMA, Pool #AR9195, 3.000%, 3/1/43	327,708
99,538	FNMA, Pool #AS7813, 4.000%, 8/1/46	108,437
255,327	FNMA, Pool #AT2016, 3.000%, 4/1/43	273,238
217,065	FNMA, Pool #BC1158, 3.500%, 2/1/46	233,257
377,240	FNMA, Pool #FM4996, 2.000%, 12/1/50	379,451
430,176	FNMA, Pool #FM5166, 3.000%, 12/1/50	451,811
382,337	FNMA, Pool #FM5279, 3.500%, 11/1/50	404,641
316,483	FNMA, Pool #FM5468, 2.500%, 1/1/36	331,954
352,192	FNMA, Pool #FM5682, 2.500%, 1/1/51	364,284
120,738	FNMA, Pool #MA1175, 3.000%, 9/1/42	128,850
78,122	FNMA, Pool #MA2177, 4.000%, 2/1/35	85,556
492,397	FNMA, Pool #MA4166, 3.000%, 10/1/40	515,794
98,658	GNMA, Pool #4853, 4.000%, 11/20/40	108,118
73,238	GNMA, Pool #4883, 4.500%, 12/20/40	81,364
290,060	GNMA, Pool #5175, 4.500%, 9/20/41	324,112
29,271	GNMA, Pool #736696, 4.500%, 5/15/40	33,045
165,704	GNMA, Pool #AD1745, 3.000%, 2/20/43	178,015
108,851	GNMA, Pool #MA1157, 3.500%, 7/20/43	117,695
	Total U.S. Government Mortgage-Backed Obligations	$7,019,121
	Commercial Mortgage-Backed Securities — 5.0%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	752,776
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.334%, 7/15/35(A)	751,995
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.034%, 2/15/29(A)	500,234
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	379,501
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	382,673
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	268,459
315,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.550%, 10/15/36	314,996
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	351,408
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48(A)(B)	335,341
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	764,715
498,994	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	494,900
	Total Commercial Mortgage-Backed Securities	$5,296,998
Shares
Exchange-Traded Fund — 4.7%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	5,000,136
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 3.7%
$ 109,213	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.597%, 7/25/43(A)(B)	$ 110,455
388,352	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.543%, 6/25/45(A)(B)	393,359
349,812	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.698%, 10/25/45(A)(B)	356,172
268,792	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.400%, 5/25/43(A)(B)	271,685
292,337	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.938%, 1/25/45(A)(B)	295,303
198,501	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.817%, 12/25/44(A)(B)	199,688
134,860	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	141,942
623	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	628
122,291	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.458%, 3/25/43(A)(B)	123,565
318,262	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	321,880
513,434	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.480%, 1/25/47(A)(B)	515,253
82,327	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	55,157
93,343	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.545%, 8/25/43(A)(B)	94,174
125,455	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.506%, 5/25/43(A)(B)	126,864
455,799	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.782%, 8/25/48(A)(B)	472,148
413,068	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.782%, 8/25/48(A)(B)	426,618
25,753	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	26,402
	Total Non-Agency Collateralized Mortgage Obligations	$3,931,293
	Agency Collateralized Mortgage Obligations — 1.0%
641,934	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	718,661
20,005	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	20,333
312,767	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	330,810
	Total Agency Collateralized Mortgage Obligations	$1,069,804
	Sovereign Government Obligations — 0.4%
449,000	Peruvian Government International Bond, 2.780%, 12/1/60	378,390
Shares
	Short-Term Investment Funds — 1.5%
1,330,844	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,330,844
244,530	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	244,530
	Total Short-Term Investment Funds	$1,575,374
	Total Investment Securities—99.2% (Cost $102,622,511)	$105,479,812
	Other Assets in Excess of Liabilities — 0.8%	834,329
	Net Assets — 100.0%	$106,314,141
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2021.

Touchstone Bond Fund (Unaudited) (Continued)
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2021 was $234,965.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $21,685,494 or 20.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$36,804,639	$—	$36,804,639
U.S. Treasury Obligations	—	36,729,673	—	36,729,673
Asset-Backed Securities	—	7,674,384	—	7,674,384
U.S. Government Mortgage-Backed Obligations	—	7,019,121	—	7,019,121
Commercial Mortgage-Backed Securities	—	5,296,998	—	5,296,998
Exchange-Traded Fund	5,000,136	—	—	5,000,136
Non-Agency Collateralized Mortgage Obligations	—	3,931,293	—	3,931,293
Agency Collateralized Mortgage Obligations	—	1,069,804	—	1,069,804
Sovereign Government Obligations	—	378,390	—	378,390
Short-Term Investment Funds	1,575,374	—	—	1,575,374
Total	$6,575,510	$98,904,302	$—	$105,479,812
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 27.4%
107,344	Apple, Inc.	$ 15,189,176
22,843	International Business Machines Corp.	3,173,578
73,345	Microsoft Corp.	20,677,423
58,641	Oracle Corp.	5,109,390
30,777	salesforce.com, Inc.*	8,347,338
41,743	SS&C Technologies Holdings, Inc.	2,896,964
25,987	Texas Instruments, Inc.	4,994,961
17,494	Visa, Inc. - Class A	3,896,789
15,533	Workday, Inc. - Class A*	3,881,541
		68,167,160
	Communication Services — 19.8%
6,179	Alphabet, Inc. - Class C*	16,468,951
88,597	AT&T, Inc.	2,393,005
90,854	Comcast Corp. - Class A	5,081,464
45,692	Facebook, Inc. - Class A*	15,507,408
67,213	Fox Corp. - Class A	2,695,913
8,196	Netflix, Inc.*	5,002,347
13,272	Walt Disney Co. (The)*	2,245,224
		49,394,312
	Financials — 12.3%
175,209	Bank of America Corp.	7,437,622
31,011	Berkshire Hathaway, Inc. - Class B*	8,464,142
24,848	Goldman Sachs Group, Inc. (The)	9,393,290
19,363	Signature Bank	5,272,158
		30,567,212
	Health Care — 11.6%
25,407	AmerisourceBergen Corp.	3,034,866
32,289	BioMarin Pharmaceutical, Inc.*	2,495,617
77,056	Bristol-Myers Squibb Co.	4,559,404
21,266	HCA Healthcare, Inc.	5,161,683
43,542	Johnson & Johnson	7,032,033
16,842	UnitedHealth Group, Inc.	6,580,843
		28,864,446
	Consumer Discretionary — 10.5%
17,029	Alibaba Group Holding Ltd. (China) ADR*	2,521,143
3,978	Amazon.com, Inc.*	13,067,889
43,121	Hilton Worldwide Holdings, Inc.*	5,696,715
13,770	Starbucks Corp.	1,518,969
105,261	Trip.com Group Ltd. (China) ADR*	3,236,776
		26,041,492
	Industrials — 8.7%
10,611	Deere & Co.	3,555,428
7,486	FedEx Corp.	1,641,605
27,193	Hubbell, Inc.	4,912,959
12,785	Parker-Hannifin Corp.	3,574,942
Shares		Market Value

	Industrials — (Continued)
79,709	Raytheon Technologies Corp.	$ 6,851,786
24,180	Southwest Airlines Co.*	1,243,577
		21,780,297
	Consumer Staples — 3.5%
48,551	Monster Beverage Corp.*	4,312,785
46,964	Philip Morris International, Inc.	4,451,718
		8,764,503
	Real Estate — 2.4%
24,415	Jones Lang LaSalle, Inc.*	6,057,117
	Energy — 2.0%
50,133	Exxon Mobil Corp.	2,948,823
67,838	Schlumberger NV	2,010,718
		4,959,541
	Materials — 1.4%
50,117	DuPont de Nemours, Inc.	3,407,455
	Total Common Stocks	$248,003,535
	Short-Term Investment Fund — 0.0%
80,858	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	80,858
	Total Investment Securities—99.6% (Cost $125,594,660)	$248,084,393
	Other Assets in Excess of Liabilities — 0.4%	1,004,875
	Net Assets — 100.0%	$249,089,268
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$248,003,535	$—	$—	$248,003,535
Short-Term Investment Fund	80,858	—	—	80,858
Total	$248,084,393	$—	$—	$248,084,393
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Information Technology — 19.5%
35,900	8x8, Inc.*	$ 839,701
57,600	Box, Inc. - Class A*	1,363,392
37,031	Cognyte Software Ltd. (Israel)*	760,987
11,700	CommVault Systems, Inc.*	881,127
35,300	Digi International, Inc.*	742,006
6,387	ExlService Holdings, Inc.*	786,367
8,585	J2 Global, Inc.*	1,172,883
10,787	MAXIMUS, Inc.	897,478
18,500	Methode Electronics, Inc.	777,925
19,108	Onto Innovation, Inc.*	1,380,553
8,828	Qualys, Inc.*	982,468
4,974	SPS Commerce, Inc.*	802,356
45,500	Tower Semiconductor Ltd. (Israel)*	1,360,450
20,531	Verint Systems, Inc.*	919,584
10,600	WNS Holdings Ltd. (India) ADR*	867,080
		14,534,357
	Health Care — 19.5%
6,218	Addus HomeCare Corp.*	495,886
62,200	Allscripts Healthcare Solutions, Inc.*	831,614
22,772	Anika Therapeutics, Inc.*	969,176
1,586	Bio-Techne Corp.	768,528
1,960	Chemed Corp.	911,635
21,683	Encompass Health Corp.	1,627,092
11,100	Ensign Group, Inc. (The)	831,279
10,868	Globus Medical, Inc. - Class A*	832,706
12,792	Integra LifeSciences Holdings Corp.*	875,996
4,131	ModivCare, Inc.*	750,272
14,297	NuVasive, Inc.*	855,676
5,731	Omnicell, Inc.*	850,652
42,518	Premier, Inc. - Class A	1,647,998
12,400	Progyny, Inc.*	694,400
17,200	Tactile Systems Technology, Inc.*	764,540
16,800	Vocera Communications, Inc.*	768,768
		14,476,218
	Industrials — 18.4%
8,617	ASGN, Inc.*	974,927
14,900	Clean Harbors, Inc. *	1,547,663
16,702	Crane Co.	1,583,517
7,500	Curtiss-Wright Corp.	946,350
10,020	Forward Air Corp.	831,861
59,100	Great Lakes Dredge & Dock Corp.*	891,819
9,948	ITT, Inc.	853,936
34,300	JELD-WEN Holding, Inc.*	858,529
5,700	John Bean Technologies Corp.	801,135
21,270	KBR, Inc.	838,038
6,533	Quanta Services, Inc.	743,586
4,300	RBC Bearings, Inc.*	912,460
18,700	SkyWest, Inc.*	922,658
14,880	Zurn Water Solutions Corp.	956,635
		13,663,114
	Consumer Discretionary — 15.1%
28,500	American Eagle Outfitters, Inc.	735,300
25,492	Aritzia, Inc. (Canada)*	811,493
21,200	Foot Locker, Inc.	967,992
5,200	Fox Factory Holding Corp.*	751,608
27,896	Frontdoor, Inc.*	1,168,843
9,300	Grand Canyon Education, Inc.*	818,028
10,900	Malibu Boats, Inc. - Class A*	762,782
8,900	Oxford Industries, Inc.	802,513
12,600	Skyline Champion Corp.*	756,756
Shares		Market Value

	Consumer Discretionary — (Continued)
22,664	Steven Madden Ltd.	$ 910,186
8,878	Texas Roadhouse, Inc.	810,828
3,700	TopBuild Corp.*	757,797
29,100	Zumiez, Inc.*	1,157,016
		11,211,142
	Financials — 14.5%
17,800	Ameris Bancorp	923,464
5,900	Evercore, Inc. - Class A	788,653
76,300	FNB Corp.	886,606
11,954	Independent Bank Group, Inc.	849,212
21,600	Pacific Premier Bancorp, Inc.	895,104
9,000	Pinnacle Financial Partners, Inc.	846,720
11,000	PJT Partners, Inc. - Class A	870,210
19,900	PROG Holdings, Inc.	835,999
51,200	Umpqua Holdings Corp.	1,036,800
67,100	Valley National Bancorp	893,101
17,373	Webster Financial Corp.	946,134
8,977	Western Alliance Bancorp	976,877
		10,748,880
	Real Estate — 5.4%
11,600	Agree Realty Corp. REIT	768,268
61,045	Corporate Office Properties Trust REIT	1,646,994
27,400	Healthcare Realty Trust, Inc. REIT	815,972
19,800	STAG Industrial, Inc. REIT	777,150
		4,008,384
	Communication Services — 2.6%
33,500	Cargurus, Inc.*	1,052,235
51,580	QuinStreet, Inc.*	905,745
		1,957,980
	Materials — 2.1%
8,900	Ashland Global Holdings, Inc.	793,168
5,800	Eagle Materials, Inc.	760,728
		1,553,896
	Consumer Staples — 1.1%
43,632	Mission Produce, Inc.*	801,956
	Total Common Stocks	$72,955,927
	Short-Term Investment Fund — 2.3%
1,719,949	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	1,719,949
	Total Investment Securities—100.5% (Cost $52,084,715)	$74,675,876
	Liabilities in Excess of Other Assets — (0.5%)	(363,157)
	Net Assets — 100.0%	$74,312,719
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$72,955,927	$—	$—	$72,955,927
Short-Term Investment Fund	1,719,949	—	—	1,719,949
Total	$74,675,876	$—	$—	$74,675,876
See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
September 30, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.